Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income tax
Disclosure of current and deferred portions of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2016	2017	2018
Current income tax expense	1,283	1,262	1,561
Deferred tax benefits	(1,061)	(714)	(906)
Income tax expense	222	548	655

Disclosure of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
Deferred tax assets
Tax losses carried forward	7,573	6,385
Share-based payments	850	884
Temporary difference on deferred income	—	269
Less: Valuation allowance (Note (a))	(7,573)	(6,385)
	850	1,153
Deferred tax liabilities
Acquired intangible assets	(2,638)	(1,760)
Outside basis difference (Note (b))	(486)	(1,004)
Others	(35)	(30)
	(3,159)	(2,794)

Note:

(a)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2017	2018
Beginning balance	6,838	7,573
Additions	735	199
Reversals (Note i)	—	(1,387)
Ending balance	7,573	6,385

Note:

(i)	The reversals comprise of tax loss carryforwards which were expired in 2018 and tax loss carryforwards which were utilized to offset taxable income during the year ended December 31, 2018.

(b)        The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE and its subsidiaries.

Disclosure of movement of valuation allowance

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2017	2018
Beginning balance	6,838	7,573
Additions	735	199
Reversals (Note i)	—	(1,387)
Ending balance	7,573	6,385

Note:

(i)	The reversals comprise of tax loss carryforwards which were expired in 2018 and tax loss carryforwards which were utilized to offset taxable income during the year ended December 31, 2018.

Disclosure of operating tax loss carry forwards expiring years	The net operating tax loss carryforwards will begin to expire as follows:

As of December 31,
2018
2020	6,270
2021	7,856
2022	8,356
2023	398
Tax loss with no expiry	4,031
26,911

Disclosure of reconciliation between expense of income taxes

	For the years ended December 31,
	2016	2017	2018
Tax benefit calculated at statutory tax rates (Note i)	(4,509)	(3,972)	(7,989)
Effect of differences between statutory tax rates and foreign effective tax rates	213	(1,172)	2,804
Non-taxable other income	(738)	(275)	(274)
Non-deductible expenses (Note ii)	4,208	4,861	6,784
Valuation allowance	1,034	735	(1,188)
Outside basis difference (Note iii)	—	486	518
Others	14	(115)	—
Income tax expense	222	548	655

Note:

(i)

The Group’s major operation during the years ended December 31, 2016 and 2017 was conducted in Hong Kong. Accordingly, the Group prepared its tax rate reconciliation starting with the Hong Kong statutory tax rate for the years ended December 31, 2016 and 2017. The Group’s major operation during the year ended December 31, 2018 was conducted in the PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the year ended December 31, 2018.

(ii)	Non-deductible expenses were mainly related to share-based compensation expenses, fair value losses on derivative liabilities and fair value losses on convertible notes.
(iii)	Outside basis difference is related to undistributed earnings in the Group’s VIE and its subsidiaries.